Other liabilities - Summary of Detailed Information About Other Liabilities Explanator (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2024 INR (₨)
Text Blocks Abstract
Reclassified amount from others to statutory and other liabilities	₨ 744